SUPPLEMENT DATED JANUARY 6, 2011

TO PROSPECTUS DATED APRIL 30, 2010
FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
AND
TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective January 3, 2011, Rydex Advisors II, LLC (formerly PADCO Advisors II, LLC), the advisor to the Rydex Funds, was merged into Security Investors, LLC, which will operate under the name Rydex Investments.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Corp, Sun Corp VUL (Rydex) 1/2011